Stockholders' Deficit (Details 4) - Stock Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Beginning Balance	500,000
Exercisable Beginning Balance	500,000
Granted	50,000	500,000
Exercised
Cancelled/Modified
Outstanding Ending Balance	550,000	500,000
Exercisable Ending Balance	550,000	500,000
Outstanding options held by related party	550,000	500,000
Exercisable options held by related party	550,000	500,000
Weighted Average Exercise Price Outstanding Beginning Balance	$ 0.25
Weighted Average Exercise Price Exercisable Beginning Balance	0.25
Weighted Average Exercise Price Granted	0.25	0.25
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Cancelled/Modified
Weighted Average Exercise Price Outstanding Ending Balance	0.25	0.25
Weighted Average Exercise Price Exercisable Ending Balance	0.25	0.25
Weighted Average Exercise Price Outstanding options held by related party	0.25	0.25
Weighted Average Exercise Price Exercisable options held by related party	$ 0.25	$ 0.25
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 8 months 5 days	4 years 11 months 5 days	0 years
Weighted Average Remaining Contractual Life (in years), Granted	4 years 8 months 5 days	5 years	0 years
Weighted Average Remaining Contractual Life (in years), Exercisable	4 years 2 months 5 days	4 years 11 months 5 days	0 years
Weighted Average Remaining Contractual Life (in years), Outstanding options held by related party	4 years 2 months 5 days	4 years 11 months 5 days	0 years
Weighted Average Remaining Contractual Life (in years), Exercisable options held by related party	4 years 2 months 5 days	4 years 11 months 5 days	0 years
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Value Exercisable
Aggregate Intrinsic Value Outstanding options held by related party
Aggregate Intrinsic Value Exercisable options held by related party